Financial and capital risk management (Details 14) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 567	$ (83)	$ (197)
Forward [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities		28
Nickel Revenue Hedge Program [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities		$ 28
Derivatives settlement cash outflow	85
Nickel Revenue Hedge Program [Member] | Forward [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 85